Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 11,663	$ 11,033
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 8,562	$ 5,494
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 10,975	$ 10,462
% of Total	94.10%	94.80%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 609	$ 469
% of Total	5.20%	4.20%
76% to 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 21	$ 17
% of Total	0.20%	0.20%
Greater than 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 58	$ 85
% of Total	0.50%	0.80%
Performing
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 8,261	$ 5,345
% of Total	96.50%	97.30%
Nonperforming
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 301	$ 149
% of Total	3.50%	2.70%